Document and Entity Information	Dec. 11, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001635327
Document Type	8-K/A
Document Period End Date	Dec. 11, 2025
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address, Address Line One	One Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	930-0950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported by Flutter Entertainment plc (the “Company”) on December 11, 2025 and January 14, 2026 on Form 8-K (the “Original Form 8-Ks”), the Company appointed Sally Susman and David Kenny, respectively, to the Company’s Board of Directors (the “Board”) as non-executive directors effective as of the conclusion of, and subject to election at, the Company’s 2026 Annual General Meeting on May 29, 2026 (“2026 AGM”). At the time of their appointments, the Board had not yet determined the committees of the Board to which Ms. Susman and Mr. Kenny would be appointed. This Amendment No. 1 to the Original Form 8-Ks is being filed solely to amend and supplement Item 5.02 of the Original Form 8-Ks, as described below. This Amendment No. 1 makes no other amendments to the Original Form 8-Ks.